Document and Entity Information	3 Months Ended
Aug. 31, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	GREEN 4 MEDIA, INC.
Entity Central Index Key	0001526689
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company

Balance Sheet (USD $)	Aug. 31, 2011
ASSETS
Cash and cash equivalents	$ 8,766
Total Current Assets	8,766
TOTAL ASSETS	8,766
Current Liabilities
Accounts payable and accrued liabilities	75
Due to related party	325
TOTAL LIABILITIES	400
STOCKHOLDERS’ EQUITY
Preferred stock, par value $0.001, 25,000,000 shares authorized, none issued and outstanding	0
Common Stock, par value $0.001, 100,000,000 shares authorized, 1,000,000 shares issued and outstanding	1,000
Additional paid-in capital	9,000
Deficit accumulated during the development stage	(1,634)
Total Stockholders’ Equity	8,366
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 8,766

BALANCE SHEET PARENTHETICAL (USD $)	Aug. 31, 2011
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	25,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Stock, par value	$ 0.001
Common Stock, shares authorized	100,000,000
Common Stock, shares issued	1,000,000
Common Stock, shares outstanding	1,000,000

Statement of Operations (USD $)	3 Months Ended
Aug. 31, 2011
REVENUES:	$ 0
OPERATING EXPENSES:
General and administrative	996
Professional fees	638
Total Operating Expenses	1,634
OTHER INCOME AND EXPENSE	0
NET LOSS APPLICABLE TO COMMON SHARES	$ (1,634)
Basic and Diluted Loss per Common Share	$ 0
Weighted Average Number of Common Shares Outstanding	988,095

Statement of Changes in Stockholders’ Equity (USD $)	Total	Common Shares	Additional Paid-In Capital	Deficit Accumulated During the Development Stage
Beginning balance at Jun. 08, 2011	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares)		1,000,000
Common shares issued for cash	10,000	1,000	9,000	0
Common shares issued for cash (in shares)		1,000,000
Net loss	(1,634)	0	0	(1,634)
Ending balance at Aug. 31, 2011	$ 8,366	$ 1,000	$ 9,000	$ (1,634)
Ending balance (in shares) at Aug. 31, 2011		1,000,000

Statement of Cash Flows (USD $)	3 Months Ended
Aug. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,634)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Expenses paid by related party	325
Changes in operating assets and liabilities:
Accounts payable and accrued liablities	75
Net cash used in operating activities	(1,234)
CASH FLOWS FROM INVESTING ACTIVITIES	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock for cash	10,000
Net cash provided by financing activities	10,000
Net increase in cash and cash equivalents	8,766
Cash and cash equivalents - beginning of period	0
Cash and cash equivalents - end of period	8,766
Supplemental Cash Flow Disclosure:
Cash paid for interest	0
Cash paid for income taxes	$ 0

- ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended
Aug. 31, 2011
- ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 -  ORGANIZATION AND DESCRIPTION OF BUSINESS

Green 4 Media, Inc. (the “Company”) is a Nevada corporation incorporated on June 8, 2011.  It is based in Kamuela, Hawaii, USA.  The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is August 31.

The Company is a development stage company that intends to operate as an Eco Marketing and Advertising company offering solutions to clients wishing to stand out of the crowd by showing they care about the environment with the use of natural and sustainable materials in their advertising.To date, the Company’s activities have been limited to its formation and the raising of equity capital.

- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Aug. 31, 2011
- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Development Stage Company

The Company is considered to be in the development stage as defined in ASC 915 “Development Stage Entities.”The Company is devoting substantially all of its efforts to development of business plans.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates. The Company’s periodic filings with the Securities and Exchange Commission include, where applicable, disclosures of estimates, assumptions, uncertainties and markets that could affect the financial statements and future operations of the Company.

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.  The Company had  $8,766in cash and cash equivalents at August 31, 2011.

Start-Up Costs

In accordance with ASC 720, “Start-up Activities”, the Company expenses all costs incurred in connection with the start-up and organization of the Company.

Net Income or (Loss) Per Share of Common Stock

The Company has adopted ASC 260, “Earnings per Share,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period.

The following table sets forth the computation of basic and diluted earnings per share, from June 8, 2011(Inception) to August 31, 2011:

August 31, 2011
Net loss applicable to Common Shares	$(1,634)

Weighted average common shares
outstanding (Basic)	988,095
Weighted average common shares
outstanding (Diluted)	988,095

Net loss per share (Basic and Diluted)	$(0.00)

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents and related party payables it will likely incur in the near future.  The Company places its cash and cash equivalents with financial institutions of high credit worthiness.  At times, its cash and cash equivalents with a particular financial institution may exceed any applicable government insurance limits.  The Company’s management plans to assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, accrued liabilities, and amounts due to related parties.  Pursuant to ASC 820 and 825, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with FASC Topic No. 605, “Revenue Recognition.”No revenue has been recognized since inception.  However, the Company will recognize revenue only when all of the following criteria have been met:

i)         Persuasive evidence for an agreement exists;

ii)        Service has beenprovided;

iii)       The fee is fixed or determinable; and

iv)       Revenue is reasonably assured.

Recent Accounting Pronouncements

We have reviewed accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. We believe that the following impending standards may have an impact on our future filings.  The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income.  The objective of this Update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensiveincome and to facilitate convergence of U.S. generally accepted accounting principles (GAAP) and

International Financial Reporting Standards (IFRS), the FASB decided to eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, among other amendments in this Update. The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The amendments in this Update should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the provisions of ASU 2011-05 to have a material impact on the financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update are the result of the work by the FASB and the IASB to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRSs).  The amendments in this Update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting.   The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  The company does not expect the provisions of ASU 2011-04 to have a material effect on the financial statements.

- CAPITAL STOCK	3 Months Ended
Aug. 31, 2011
- CAPITAL STOCK

NOTE 3 -   CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares and 25,000,000 preferred shares, both with a par value of  $0.001 per share.  Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

Since inception (June 8, 2011) to August 31, 2011, the Company has issued 1,000,000 common shares at  $0.01per share for  $10,000 in cash, for total cash proceeds of  $10,000.

There were 1,000,000 common shares issued and outstanding at August 31, 2011.  Of these shares, 1,000,000 were issued to one director and officer of the Company.

There are no preferred shares outstanding.  The Company has issued no authorized preferred shares.  The Company has no stock option plan, warrants or other dilutive securities.

- PROVISION FOR INCOME TAXES	3 Months Ended
Aug. 31, 2011
- PROVISION FOR INCOME TAXES

NOTE 4 -  PROVISION FOR INCOME TAXES

The Company provides for income taxes under ASC 740, Accounting for Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 34% to the net loss before provision for income taxes for the following reasons:

August 31, 2011
Income tax expense at statutory rate	$(556)
Valuation allowance	556
Income tax expense per books	$-

Net deferred tax assets consist of the following components as of:

August 31, 2011
NOL Carryover	$556
Valuation allowance	(556)
Net deferred tax asset	$-

Due to the change in ownership provisions of the Income Tax laws of United States of America, net operating loss carry forwards of approximately  $505 for federal income tax reporting purposes are subject to annual limitations. When a change in ownership occurs, net operating loss carry forwards may be limited as to use in future years.

- GOING CONCERN AND LIQUIDITY CONSIDERATIONS	3 Months Ended
Aug. 31, 2011
- GOING CONCERN AND LIQUIDITY CONSIDERATIONS

NOTE 5 -  GOING CONCERN AND LIQUIDITY CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.  As at August31, 2011, the Company has a loss from operations of  $1,634, an accumulated deficit of  $1,634and has earned no revenues since inception.  The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the year ending August31, 2012.

The ability of the Company to emerge from the development stage is dependent upon, among other things, obtaining additional financing to continue operations, and development of its business plan.  In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

- SUBSEQUENT EVENTS	3 Months Ended
Aug. 31, 2011
- SUBSEQUENT EVENTS

NOTE 6 -  SUBSEQUENT EVENTS

In September, 2011, the Company issued subscription payable agreements for210,000 common shares at  $0.10 per share, resulting in total cash proceeds of  $210,000, being  $210for par value shares and  $20,790for capital in excess of par value to unaffiliated investors.

In accordance with ASC 855, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.